Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 28, 2024
Entity Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 28, 2024
Document Effective Date	Apr. 01, 2024
Prospectus Date	Apr. 01, 2024
Gramercy Emerging Markets Debt Fund | Class A Shares
Prospectus:
Trading Symbol	GFEAX
Gramercy Emerging Markets Debt Fund | Class C Shares
Prospectus:
Trading Symbol	GFECX
Gramercy Emerging Markets Debt Fund | Institutional Class Shares
Prospectus:
Trading Symbol	GFEMX